                                                        FILE NUMBER 028-06458


                                    FORM 13 F
                INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT
              MANAGERS PURSUANT TO SECTION 13 (F) OF THE SECURITIES
                    EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                       Securities and Exchange Commission
                                Washington, D.C.

        Report for the Calendar Year or Quarter Ended September 30, 2001

                       If amended report check here: _____



Name of Institutional Investment Manager:

The Torray Corporation

Business Address:

6610 Rockledge Drive, Suite 450, Bethesda, Maryland  20817

Name, Phone No., and Title of Person Duly Authorized to Submit this Report:

William M Lane, Vice President  (301) 493-4600


     The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements, and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Bethesda and the State of Maryland on the 13th day of November, 2001.



                                         By:  /s/ William M Lane
                                              ------------------------------
                                              William M Lane, Vice President
                                              for The Torray Corporation

September 30, 2001                       Form 13F - The Torray Corporation


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                 Item 1                    Item 2      Item 3        Item 4       Item 5
                                           Title        CUSIP     Fair Market     Total
Name of Issuer                            of Class     Number        Value        Shares
--------------                            --------     ------        -----        ------
A T & T Corporation                        common     001957109     29,764,460   1,542,200
Abbott Laboratories                        common     002824100     70,318,970   1,356,200
Agilent Technologies                       common     00846U101     28,998,515   1,483,300
American Express Company                   common     025816109     31,936,940   1,099,000
American International Group               common     026874107     36,543,000     468,500
Automatic Data Processing Inc.             common     053015103     35,665,728     758,200
Bank of America Corporation                common     060505104     59,042,400   1,011,000
Bank One Corporation                       common     06423A103     38,361,930   1,219,000
Boston Scientific Corporation              common     101137107     52,070,000   2,540,000
Bristol-Myers Squibb Company               common     110122108     68,911,068   1,240,300
Carnival Corporation                       common     143658102     45,425,058   2,062,900
Citigroup, Inc.                            common     172967101     20,973,209     517,857
Clear Channel Communications               common     184502102     56,850,450   1,430,200
Compaq Computer Corporation                common     204493100     22,499,325   2,707,500
Disney Company, The Walt                   common     254687106     37,984,800   2,040,000
EMC Corporation                            common     268648102     21,385,000   1,820,000
Emerson Electric Company                   common     291011104     19,336,954     410,900
Franklin Resources, Inc.                   common     354613101     45,071,000   1,300,000
Gannett Co., Inc.                          common     364730101     33,102,577     550,700
General Motors Corporation Class H         common     370442832     74,038,819   5,554,300
Hewlett-Packard Company                    common     428236103     32,233,810   2,002,100
Honeywell International Inc.               common     438516106     53,251,440   2,017,100
Illinois Tool Works                        common     452308109     89,914,587   1,661,700
Interpublic Group of Companies             common     460690100     44,265,960   2,169,900
Int'l Business Machines Corporation        common     459200101     20,019,870     216,900
J.P. Morgan Chase & Company                common     46625H100     87,497,423   2,562,150
Johnson & Johnson                          common     478160104     34,242,740     618,100
Kimberly-Clark Corporation                 common     494368103     51,478,600     830,300
Markel Corporation                         common     570535104     49,608,975     254,405
PanAmSat Corporation                       common     697933109      9,557,100     410,000
Proctor & Gamble Company                   common     742718109     41,060,839     564,100
Rockwell Collins                           common     774341101     11,842,800     834,000
Tribune Company                            common     896047107     62,674,400   1,996,000
United Technologies Corporation            common     913017109     42,328,950     910,300
                                                                --------------
                                                                 1,458,257,696
                                                                ==============
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


                 Item 1                          Item 6              Item 7                 Item 8
                                                 Invest                                 Voting Authority
                                     ------------------------------             -----------------------------------
Name of Issuer                       (a)Sole   (b)Shared   (c)Other  Managers   (a) Sole     (b) Shared     (c)None
--------------                       -------   ---------   --------  --------   --------     ----------     -------
A T & T Corporation                    X                               All      1,542,200
Abbott Laboratories                    X                               All      1,356,200
Agilent Technologies                   X                               All      1,483,300
American Express Company               X                               All      1,099,000
American International Group           X                               All        468,500
Automatic Data Processing Inc.         X                               All        758,200
Bank of America Corporation            X                               All      1,011,000
Bank One Corporation                   X                               All      1,219,000
Boston Scientific Corporation          X                               All      2,540,000
Bristol-Myers Squibb Company           X                               All      1,240,300
Carnival Corporation                   X                               All      2,062,900
Citigroup, Inc.                        X                               All        517,857
Clear Channel Communications           X                               All      1,430,200
Compaq Computer Corporation            X                               All      2,707,500
Disney Company, The Walt               X                               All      2,040,000
EMC Corporation                        X                               All      1,820,000
Emerson Electric Company               X                               All        410,900
Franklin Resources, Inc.               X                               All      1,300,000
Gannett Co., Inc.                      X                               All        550,700
General Motors Corporation Class H     X                               All      5,554,300
Hewlett-Packard Company                X                               All      2,002,100
Honeywell International Inc.           X                               All      2,017,100
Illinois Tool Works                    X                               All      1,661,700
Interpublic Group of Companies         X                               All      2,169,900
Int'l Business Machines Corporation    X                               All        216,900
J.P. Morgan Chase & Company            X                               All      2,562,150
Johnson & Johnson                      X                               All        618,100
Kimberly-Clark Corporation             X                               All        830,300
Markel Corporation                     X                               All        254,405
PanAmSat Corporation                   X                               All        410,000
Proctor & Gamble Company               X                               All        564,100
Rockwell Collins                       X                               All        834,000
Tribune Company                        X                               All      1,996,000
United Technologies Corporation        X                               All        910,300

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